SUBSEQUENT EVENTS - Additional Closing of Series A Preferred Private Placement Offering (Details)						1 Months Ended		3 Months Ended	9 Months Ended	13 Months Ended
	Apr. 26, 2017 $ / shares shares	Apr. 26, 2017 USD ($) $ / shares shares	Apr. 18, 2017 $ / shares shares	Mar. 28, 2017 USD ($) $ / shares shares	Mar. 17, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) item $ / shares shares	Jul. 17, 2017 $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares	Jun. 30, 2015 $ / shares
SUBSEQUENT EVENTS
Preferred stock, par value (in dollars per share)									$ 0.001		$ 0.001	$ 0.001
Common stock, par value (in dollars per share)									$ 0.001		$ 0.001	0.001
Exercise price (in dollars per share)												$ 12.64
Payment of stock issuance costs | $									$ 210,000
Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Number of common stock issued | shares							4,889,908
Purchase price (in dollars per share)							$ 1.46
Warrants issued to purchase common stock | shares							3,667,442
Warrant term (in years)							2 years
Exercise price (in dollars per share)							$ 1.825
Aggregate cash proceeds from sale of units | $										$ 7,139,251
Number of shares each warrant can purchase | shares							0.75
Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of common stock issued | shares				511	680
Purchase price (in dollars per share)				$ 1,000	$ 1,000
Dividend rate (as a percent)				1.00%	1.00%
Preferred stock, par value (in dollars per share)				$ 0.001
Preferred stock, stated value (in dollars per share)				1,040
Exercise price (in dollars per share)				$ 3.50
Private Placement Offering | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Number of common stock issued | shares	50		710					435,073
Purchase price (in dollars per share)	$ 1,000	$ 1,000	$ 1,000			$ 1,000
Dividend rate (as a percent)	1.00%		1.00%
Preferred stock, par value (in dollars per share)	$ 0.001	0.001	$ 0.001					$ 1,040		$ 1,040
Preferred stock, stated value (in dollars per share)	$ 1,040	$ 1,040	$ 1,040
Exercise price (in dollars per share)								$ 3.50		$ 3.50
Aggregate cash proceeds from sale of units | $		$ 760,000				$ 367,000		$ 1,951,000
Expected usage of available proceeds for general corporate purposes and other matters | $		$ 661,441
Number of shares each warrant can purchase | shares								223		223
Number of original subscribers exercised the option | item						5
Amount of share exercised by the subscribers | $						$ 3,000,000
Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share)					$ 2.75
Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares				223
Common stock, par value (in dollars per share)				$ 0.001
Warrant term (in years)				2 years
Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares	223	223	223
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Warrant term (in years)	2 years		2 years
Exercise price (in dollars per share)	$ 3.50	$ 3.50	$ 3.50
Placement Agent | Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares								342,308		342,308
Exercise price (in dollars per share)								$ 1.825		$ 1.825
Payment of stock issuance costs | $										$ 642,532
Placement Agent | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Payment of stock issuance costs | $				$ 45,990	$ 61,200
Number of shares each warrant can purchase | shares				13,528
Placement Agent | Private Placement Offering | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Number of common stock issued | shares								51,650
Payment of stock issuance costs | $		$ 68,400				$ 33,030		$ 175,555
Placement Agent | Private Placement Offering | Common Stock
SUBSEQUENT EVENTS
Number of shares each warrant can purchase | shares					18,002
Placement Agent | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share)					$ 2.75
Placement Agent | Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares									31,529
Exercise price (in dollars per share)					$ 3.00				$ 3.00
Placement Agent | Placement Agent Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares						9,342
Number of shares each warrant can purchase | shares	20,120	20,120
Subscription Agreements | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of common stock issued | shares				511	680
Aggregate cash proceeds from sale of units | $					$ 1,191,000
Expected usage of available proceeds for general corporate purposes and other matters | $					$ 981,737
Subscription Agreements | Private Placement Offering | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Number of common stock issued | shares	50		710			367
Subscription Agreements | Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares				113,953	151,640
Subscription Agreements | Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock | Subsequent Event
SUBSEQUENT EVENTS
Warrants issued to purchase common stock | shares	1,150	1,150	158,330			81,841